Derivative Liability	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Mar. 31, 2015
Derivative liability [Abstract]
Derivative liability
8	Derivative liability

The Company has issued stock purchase warrants. Based on the terms of certain of these warrants the Company determined that the warrants were a derivative liability which is recognized at fair value at the date of the transaction and re-measured at fair value each reporting period with the changes in fair value recorded in the consolidated statement of operations and comprehensive loss.

CA$0.50 Unit Warrants

The Company issued 4,150,000 units on January 23, 2012, 560,000 on February 27, 2012 and 50,000 on May 10, 2012. In addition, during the year ended December 31, 2011, the Company issued 500,000 units, on October 3, 2011, 100,000 units on October 7, 2011, and 50,000 units on November 11, 2011. In total, the Company issued 5,410,000 units for services in settlement of accounts payable and cash proceeds for an aggregate of $2,671,923 (CA$2,705,000).

The proceeds from the issuance of 3,000,000 of these units were held in escrow pursuant to an exclusive option investment agreement with a strategic investor. Subsequently, the Company elected to allow the option to expire and the related units were cancelled and the funds returned from escrow to the subscriber in order for the Company to retain control over certain intellectual property and commercial rights.

During the year ended December 31, 2013, 221,000 of these warrants were exercised for no additional consideration for 221,000 shares of common stock. As a result, $241,715 of the derivative liability was reclassified to equity.

During the six months ended June 30, 2014, 20,000 of these warrants were exercised for no additional consideration for 20,000 shares of common stock with $17,600 of the derivative liability being reclassified to equity. The warrants that have been exercised were revalued at their exercise date and then the reclassification to equity was recorded.

On January 25, 2014, the remaining 2,169,000 of these warrants expired. All of the CA$0.50 warrants outstanding at December 31, 2013 have now either been exercised or have expired as at June 30, 2014.

The warrants that were outstanding at December 31, 2013 were re-valued at December 31, 2013 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 72.8%, risk free rate - 0.09% and a term of one month.

Investor Warrants

In connection with the Reverse Acquisition (note 4), on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013, the Company entered into and closed a series of subscription agreements with accredited investors (the “Investors”), pursuant to which the Company issued an aggregate of 13,125,002 units at a purchase price of $0.80 per unit, for aggregate gross proceeds of $10,500,000 (the “Private Offering”). Each unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.80. The exercise price of the Investor Warrants is subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions. The Investor Warrants are redeemable by the Company at a price of $0.001 per Investor Warrant at any time subject to the conditions that (i) the Company’s common stock has traded for twenty (20) consecutive trading days with a closing price of at least $1.60 per share with an average trading volume of 50,000 shares per day and (ii) the underlying shares of common stock are registered.

During the six months ended June 30, 2014, 277,313 warrants were exercised at $0.80 per warrant for 277,313 shares of common stock. The Company received proceeds of $221,850 from the exercise. As a result, $126,064 of the derivative liability has been reclassified to equity.

On June 6, 2014, pursuant to an Election to Exercise Warrants agreement, the Company reduced the Investor Warrant exercise price from $0.80 to $0.65 per share for warrants to purchase 3,652,211 shares of the Company’s common stock. In accordance with the agreements, the holders of the Investor Warrants exercised the Investor Warrants for cash at the foregoing reduced exercise price. The Company received net proceeds of $2,255,240 after paying a 5% warrant agent fee of $118,697. As a result, $984,484 of the derivative liability has been reclassified to equity.

All Investor Warrants that have been exercised were revalued at their exercise date and then the reclassification to equity was recorded.

On June 9, 2014, as amended on June 26, 2014, July 10, 2014, and July 29, 2014, the Company filed a tender offer statement with the Securities and Exchange Commission with respect to certain Investor Warrants to purchase common stock of the Company to provide the holders thereof with the opportunity to amend and exercise their warrants, upon the terms and subject to the conditions set forth in the Company’s tender offer statement. Pursuant to the tender offer, the Company offered to amend Investor Warrants to purchase an aggregate of 9,195,478 shares of common stock (the “Offer to Amend and Exercise”). There was no minimum participation requirement with respect to the Offer to Amend and Exercise.

Pursuant to the Offer to Amend and Exercise, the Investor Warrants subject to the tender offer were amended (the “Amended Warrants”) to: (i) reduce the exercise price of the Investor Warrants from $0.80 per share to $0.65 per share of common stock in cash, (ii) shorten the exercise period of the Investor Warrants so that they expire concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Pacific Time) on August 8, 2014, as may be extended by the Company in its sole discretion (“Expiration Date”), (iii) delete the price-based anti-dilution provisions contained in the Investor Warrants, (iv) restrict the ability of the holder of shares issuable upon exercise of the Amended Warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of time twenty (20) days after the Expiration Date (the “ Lock-Up Period ”); and (v) provide that a holder, acting alone or with others, will agree not to effect any purchases or sales of any securities of the Company in any “short sales” as defined in Rule 200 promulgated under Regulation SHO under the Exchange Act, or any type of direct and indirect stock pledges, forward sale contracts, options, puts, calls, short sales, swaps, “put equivalent positions” (as defined in Rule 16a-1(h) under the Exchange Act) or similar arrangements, or sales or other transactions through non-U.S. broker dealers or foreign regulated brokers through the expiration of the Lock-Up Period.

Upon the expiry of the Offer to Amend and Exercise on August 8, 2014, 762,227 Amended Warrants were exercised for net proceeds of $470,676 after paying a 5% warrant agent fee of $24,772. As a result, 8,433,251 Investor Warrants remain outstanding under their original terms subsequent to the tender offer.

The Investor Warrants outstanding at June 30, 2014 have been re-valued at June 30, 2014 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 75%, risk free rate - 1.19% and a term of approximately 3.5 years.

Dividend warrants

As a result of the Reverse Acquisition, warrants that Berry issued pursuant a warrant dividend became warrants of the Company (the “Dividend Warrants”). The Dividend Warrants are exercisable at $1.25 per share until January 24, 2018. The Dividend Warrants will only be exercisable at such times as the underlying shares of common stock are registered. The Dividend Warrants will be redeemable by the Company at a price of $0.001 per Dividend Warrant at any time commencing 18 months following the date of issuance subject to the conditions that (i) the Company’s common stock has traded for twenty (20) consecutive trading days with a closing price of at least $2.50 per share and (ii) the underlying shares of common stock are registered. Subject to the conditions set forth therein, the Dividend Warrants may be redeemed by the Company upon not less than ninety (60) days nor more than ninety (90) days prior written notice.

The Dividend Warrants have been measured at fair value at June 30, 2014 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 75%, risk free rate - 1.19% and a term of approximately 3.5 years.

Warrants issued for services

During the year ended December 31, 2013, the Company issued 300,000 warrants for services. The warrants were issued on September 12, 2013 and are exercisable on a cashless basis at an exercise price of $1.76 for five years. The Company has recognized $124,020 in expense in the consolidated statement of operations.

The warrants have been measured at fair value at their issue date of June 30, 2014 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility -76%, risk free rate - 1.38% and a term of approximately 4.25 years.

The Company’s derivative liability is summarized as follows:

	June 30, 2014 $	December 31, 2013 $	December 31, 2012 $

Opening balance	4,402,306	121,000	106,146

Issuance of units	-	3,681,372	333,356
Dividend warrant liability acquired on reverse acquisition	-	2,041,680	-
Warrants issued for services	-	124,020	-
Change in fair value of unexercised warrants	166,388	(1,324,051)	(318,502)
Change in fair value due to tender offer	(111,179)	-	-
Reclassification to equity upon exercise of warrants	(1,128,148)	(241,715)	-

Closing balance	3,329,367	4,402,306	121,000

5	Derivative liability

The Company has issued common stock purchase warrants. Based on the terms of certain of these warrants the Company determined that the warrants were a derivative liability which is recognized at fair value at the date of the transaction and re-measured at fair value each reporting period with the changes in fair value recorded in the consolidated condensed statement of loss and comprehensive loss.

Investor Warrants

Tender offer – Investor Warrant exercise price reduction

On June 9, 2014, as amended on June 26, 2014, July 10, 2014, and July 29, 2014, the Company filed a tender offer statement with the Securities and Exchange Commission with respect to certain warrants to purchase common stock of the Company issued to investors (the “Investor Warrants”) to provide the holders thereof with the opportunity to amend and exercise their warrants, upon the terms and subject to the conditions set forth in the Company’s tender offer statement. Pursuant to the tender offer, the Company offered to amend Investor Warrants to purchase an aggregate of 9,195,478 shares of common stock (the “Offer to Amend and Exercise”). There was no minimum participation requirement with respect to the Offer to Amend and Exercise.

Pursuant to the Offer to Amend and Exercise, the Investor Warrants subject to the tender offer were amended (the “Amended Warrants”) to: (i) reduce the exercise price of the Investor Warrants from $0.80 per share to $0.65 per share of common stock in cash, (ii) shorten the exercise period of the Investor Warrants so that they expire concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Pacific Time) on August 8, 2014, as may be extended by the Company in its sole discretion (“Expiration Date”), (iii) delete the price-based anti-dilution provisions contained in the Investor Warrants, (iv) restrict the ability of the holder of shares issuable upon exercise of the Amended Warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of time twenty (20) days after the Expiration Date (the “ Lock-Up Period ”); and (v) provide that a holder, acting alone or with others, will agree not to effect any purchases or sales of any securities of the Company in any “short sales” as defined in Rule 200 promulgated under Regulation SHO under the Exchange Act, or any type of direct and indirect stock pledges, forward sale contracts, options, puts, calls, short sales, swaps, “put equivalent positions” (as defined in Rule 16a-1(h) under the Exchange Act) or similar arrangements, or sales or other transactions through non-U.S. broker dealers or foreign regulated brokers through the expiration of the Lock-Up Period.

Upon the expiration of the Offer to Amend and Exercise on August 8, 2014, 762,227 Amended Warrants were exercised for net proceeds of $470,676 after payment by the Company of a 5% warrant agent fee of $24,772.

Investor Warrant exercises

During the nine months ended March 31, 2015, an additional 1,223,847 Investor Warrants were exercised at $0.65 per share for 1,223,847 shares of common stock. The Company received proceeds of $795,501 from these exercises.

All Investor Warrants that have been exercised during the period, including those exercised under the tender offer, were revalued at their respective exercise dates and then a reclassification to equity was recorded. As a result of all of the Investor Warrant exercises, for the nine months ended March 31, 2015 an aggregate $391,422 of the derivative liability has been reclassified to equity.

To date, including Investor Warrants exercised prior to June 30, 2014, a total of 5,915,598 Investor Warrants have been exercised for cash for total gross proceeds of $3,886,736.

Investor Warrant exchange

On December 31, 2014, the Company issued 414,889 shares of common stock in exchange for 1,244,666 Investor Warrants. The Investor Warrants that have been exchanged were revalued at their exchange date and then a reclassification to equity was recorded. The reclassification to equity upon the exchange was $305,112. The Company recognized a loss of $92,843 at the time of the exchange.

Tender offer warrant exchange

On January 8, 2015, the Company filed a tender offer statement with the Securities and Exchange Commission, and on January 23, 2015, the Company filed an amendment thereto, with respect to certain Investor Warrants to purchase common stock of the Company. The tender offer provided the holders of the Investor Warrants with the opportunity to receive one share of common stock for every three Investor Warrants tendered. The tender offer was available to all 5,964,738 Investor Warrants outstanding on January 8, 2015. To participate in the tender offer the Investor Warrant holders were required to deliver completed exchange documents to the Company, prior to the expiration of the tender offer, which was 5:00 p.m. (Pacific Time) on February 9, 2015.

The tender offer expired on February 9, 2015. A total of 1,591,875 Investor Warrants were exchanged for 530,625 shares of common stock. The Investor Warrants that have been exchanged were revalued at their exchange date and then a reclassification to equity was recorded. The reclassification to equity upon the exchange was $423,723. The Company recognized a loss of $156,219 at the time of the exchange.

The remaining 4,372,863 Investor Warrants outstanding at March 31 , 2015 have been re-valued at March 31, 2015 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 77%, risk free rate – 1.09% and a term of approximately 3.0 years.

All 4,372,863 Investor Warrants outstanding at March 31, 2015 have an exercise price of $0.80.

Dividend Warrants

In connection with the reverse acquisition, effective January 24, 2013, the Company effected a warrant dividend (the “Warrant Dividend”) pursuant to which the Company issued one five-year warrant to purchase one share of common stock at an exercise price of $1.25 for each outstanding share of common stock (the “Dividend Warrants”). Pursuant to the Warrant Dividend, the Company issued an aggregate of 3,250,007 Dividend Warrants.

On October 31, 2014, the Company and all of its Dividend Warrant holders entered into amendments to the Dividend Warrants such that the Company’s redemption rights and certain provisions of the Dividend Warrant agreements relating to potential cash settlement of the Dividend Warrants were removed. The Dividend Warrants were revalued to the date of the amendment on October 31, 2014 which resulted in a reclassification to equity of $975,278.

 Warrants issued for services

The Company has issued 300,000 warrants for services. The warrants were issued on September 12, 2013 and are exercisable on a cashless basis at an exercise price of $1.76 for five years. The warrants have been measured at March 31, 2015 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 77%, risk free rate – 1.22% and a term of approximately 3.25 years.

The Company’s derivative liability is summarized as follows:

	March 31, 2015 $	June 30, 2014 $

Opening balance	3,329,367	4,402,306

Change in fair value of warrants	276,963	166,388
Change in fair value due to change in warrant terms	(23,658)	(111,179)
Reclassification to equity upon amendment of warrants	(975,278)	-
Reclassification to equity upon exchange of warrants	(728,835)	-
Reclassification to equity upon exercise of warrants	(391,422)	(1,128,148)

Closing balance	1,487,137	3,329,367